Changes in Accounting Policies	12 Months Ended
Jan. 31, 2021
Changes In Accounting Policies
Changes in Accounting Policies
4	Changes in accounting policies

Effective 1 June 2020, IFRS 16 was amended to provide a practical expedient for lessees accounting for rent concessions that arise as a direct consequence of the COVID-19 pandemic and satisfy the following criteria:

(a)	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;
(b)	The reduction is lease payments affects only payments originally due on or before 30 June 2021; and
(c)	There are is no substantive change to other terms and conditions of the lease.

The Group has elected to utilise the practical expedient for all rent concessions that meet the criteria. This means the Group does not need to assess whether the rent concession meets the definition of a lease modification. Lessees apply other requirements in IFRS 16 in accounting for the concession. The effect of applying the practical expedient is disclosed in note 24.